Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (8.0%)
	Verizon Communications Inc.	564,520	34,103
	AT&T Inc.	971,999	27,945
	Walt Disney Co.	96,127	14,228
	Comcast Corp. Class A	273,627	13,747
*	T-Mobile US Inc.	79,365	10,551
	Activision Blizzard Inc.	105,296	8,369
*	Twitter Inc.	107,903	5,018
	ViacomCBS Inc.	76,964	2,715
*	Electronic Arts Inc.	18,524	2,366
	Omnicom Group Inc.	29,307	1,846
	CenturyLink Inc.	134,786	1,408
	Fox Corp. Class A	46,910	1,353
*	DISH Network Corp. Class A	33,713	1,209
	Interpublic Group of Cos. Inc.	53,224	1,186
*	Discovery Inc. Class C	42,421	1,019
	News Corp. Class A	56,983	1,006
	Fox Corp. Class B	21,419	608
*	Discovery Inc. Class A	21,688	584
*	Live Nation Entertainment Inc.	6,391	420
	News Corp. Class B	12,712	226
			129,907
Consumer Discretionary (6.0%)
	McDonald's Corp.	56,846	12,361
	Home Depot Inc.	42,587	11,814
	NIKE Inc. Class B	56,041	7,549
	General Motors Co.	171,807	7,532
	Lowe's Cos. Inc.	35,053	5,462
	Ford Motor Co.	533,065	4,840
	Target Corp.	24,585	4,414
	Aptiv plc	36,837	4,372
*	Dollar Tree Inc.	32,374	3,536
	Best Buy Co. Inc.	31,425	3,419
	Lennar Corp. Class A	37,195	2,822
	Expedia Group Inc.	18,498	2,303
	Genuine Parts Co.	19,693	1,937
	Royal Caribbean Cruises Ltd.	24,307	1,916
	VF Corp.	20,493	1,709
	Whirlpool Corp.	8,489	1,652
	Hasbro Inc.	17,383	1,617
	Carnival Corp.	70,686	1,412
	Advance Auto Parts Inc.	9,439	1,394

		Shares	Market Value ($000)
	BorgWarner Inc.	33,356	1,296
	L Brands Inc.	31,886	1,237
	Tractor Supply Co.	8,101	1,141
	Newell Brands Inc.	51,612	1,097
	Las Vegas Sands Corp.	19,295	1,075
	Tapestry Inc.	37,742	1,069
	Darden Restaurants Inc.	9,576	1,034
*	Mohawk Industries Inc.	8,167	1,028
*	Norwegian Cruise Line Holdings Ltd.	43,100	986
*	Ulta Beauty Inc.	3,452	951
	PVH Corp.	9,662	768
	Hanesbrands Inc.	47,409	673
*	LKQ Corp.	18,284	644
	MGM Resorts International Class A	21,734	614
	Gap Inc.	27,953	586
	Ralph Lauren Corp.	6,553	562
*	Under Armour Inc. Class A	26,125	433
*	Under Armour Inc. Class C	26,204	381
	Leggett & Platt Inc.	6,102	263
	Lennar Corp. Class B	363	22
			97,921
Consumer Staples (10.2%)
	Walmart Inc.	159,430	24,359
	Procter & Gamble Co.	142,646	19,809
	Coca-Cola Co.	316,432	16,328
	PepsiCo Inc.	98,222	14,167
	Mondelez International Inc. Class A	194,845	11,194
	Costco Wholesale Corp.	24,695	9,675
	Philip Morris International Inc.	118,966	9,012
	Altria Group Inc.	154,641	6,159
	Colgate-Palmolive Co.	64,325	5,509
	General Mills Inc.	83,336	5,069
	Constellation Brands Inc. Class A	22,921	4,718
	Archer-Daniels-Midland Co.	75,795	3,772
	Walgreens Boots Alliance Inc.	98,117	3,729
	Kroger Co.	106,124	3,502
	Clorox Co.	17,216	3,494
	Kimberly-Clark Corp.	23,725	3,305
	Kraft Heinz Co.	88,391	2,912
	Sysco Corp.	38,156	2,720
	Conagra Brands Inc.	66,678	2,438
	Kellogg Co.	34,602	2,211
	J M Smucker Co.	15,560	1,824
	Hormel Foods Corp.	38,309	1,807
	McCormick & Co. Inc. (Non-Voting)	8,296	1,551
*	Monster Beverage Corp.	16,642	1,411
	Church & Dwight Co. Inc.	15,539	1,364
	Tyson Foods Inc. Class A	20,877	1,361
	Molson Coors Beverage Co. Class B	25,667	1,181
	Hershey Co.	6,636	981
	Campbell Soup Co.	15,444	773
	Lamb Weston Holdings Inc.	8,930	646
			166,981
Energy (4.9%)
	Chevron Corp. Class A	262,631	22,896
	Exxon Mobil Corp.	576,854	21,995
	Schlumberger NV	189,390	3,937

		Shares	Market Value ($000)
	Kinder Morgan Inc.	265,482	3,818
	Williams Cos. Inc.	165,569	3,474
	Marathon Petroleum Corp.	88,777	3,452
	Valero Energy Corp.	55,658	2,993
	ONEOK Inc.	60,581	2,173
	Halliburton Co.	119,894	1,989
	EOG Resources Inc.	39,744	1,863
	Phillips 66	29,807	1,806
	Occidental Petroleum Corp.	114,179	1,799
	Baker Hughes Co.	89,592	1,677
	Concho Resources Inc.	26,846	1,543
	Diamondback Energy Inc.	21,515	860
	Pioneer Natural Resources Co.	8,515	856
	Devon Energy Corp.	52,176	730
	Marathon Oil Corp.	107,520	636
	TechnipFMC plc	57,586	479
	HollyFrontier Corp.	20,290	475
	National Oilwell Varco Inc.	36,467	447
	Cabot Oil & Gas Corp.	20,074	352
	Apache Corp.	19,486	251
			80,501
Financials (19.4%)
*	Berkshire Hathaway Inc. Class B	270,423	61,903
	Bank of America Corp.	1,040,174	29,291
	JPMorgan Chase & Co.	216,203	25,486
	Citigroup Inc.	284,020	15,641
	Wells Fargo & Co. Class A	562,082	15,373
	Morgan Stanley	194,796	12,044
	Goldman Sachs Group Inc.	46,941	10,824
	Chubb Ltd.	61,576	9,103
	Truist Financial Corp.	183,851	8,534
	US Bancorp	187,017	8,081
	PNC Financial Services Group Inc.	57,914	7,996
	BlackRock Inc.	9,480	6,620
	Capital One Financial Corp.	62,298	5,335
	MetLife Inc.	105,243	4,859
	American International Group Inc.	117,519	4,517
	Travelers Cos. Inc.	34,539	4,478
	Allstate Corp.	42,603	4,360
	Bank of New York Mellon Corp.	111,185	4,350
	American Express Co.	35,591	4,221
	CME Group Inc.	23,973	4,196
	Prudential Financial Inc.	53,882	4,075
	Aflac Inc.	90,437	3,973
	Intercontinental Exchange Inc.	34,455	3,635
	State Street Corp.	48,073	3,388
	Marsh & McLennan Cos. Inc.	26,946	3,089
	Progressive Corp.	31,138	2,712
	Charles Schwab Corp.	54,558	2,661
	Northern Trust Corp.	28,388	2,644
	Fifth Third Bancorp	97,169	2,462
	Aon plc Class A	11,692	2,396
	Hartford Financial Services Group Inc.	48,905	2,162
	KeyCorp	133,062	2,057
	M&T Bank Corp.	17,507	2,039
	Regions Financial Corp.	130,875	1,998
	Willis Towers Watson plc	9,140	1,903
	Citizens Financial Group Inc.	58,229	1,902

		Shares	Market Value ($000)
	Principal Financial Group Inc.	34,822	1,734
	Huntington Bancshares Inc.	138,748	1,676
	First Republic Bank	11,980	1,552
	Raymond James Financial Inc.	16,667	1,516
	Arthur J Gallagher & Co.	12,818	1,479
	Loews Corp.	32,543	1,364
	W R Berkley Corp.	19,169	1,249
	Globe Life Inc.	13,388	1,246
	Everest Re Group Ltd.	5,452	1,239
	Discover Financial Services	15,881	1,210
	Lincoln National Corp.	24,817	1,172
	T. Rowe Price Group Inc.	8,039	1,153
	Ameriprise Financial Inc.	5,743	1,064
	Nasdaq Inc.	8,314	1,064
	Assurant Inc.	8,144	1,052
	Comerica Inc.	18,988	934
*	SVB Financial Group	2,539	876
	Zions Bancorp NA	22,394	864
	Cincinnati Financial Corp.	11,024	842
	Invesco Ltd.	51,261	832
	Franklin Resources Inc.	36,573	804
	People's United Financial Inc.	57,839	717
	Unum Group	27,696	616
			316,563
Health Care (19.5%)
	UnitedHealth Group Inc.	129,650	43,606
	Johnson & Johnson	208,325	30,140
	Pfizer Inc.	758,095	29,043
	Medtronic plc	183,387	20,851
	Merck & Co. Inc.	155,271	12,482
	CVS Health Corp.	178,544	12,104
	AbbVie Inc.	113,162	11,835
	Abbott Laboratories	101,451	10,979
	Anthem Inc.	34,312	10,689
	Cigna Corp.	50,097	10,477
	Gilead Sciences Inc.	171,041	10,377
	Becton Dickinson & Co.	39,546	9,287
	Bristol-Myers Squibb Co.	138,372	8,634
	Amgen Inc.	32,761	7,274
	Humana Inc.	18,048	7,229
	Eli Lilly & Co.	48,736	7,098
	Danaher Corp.	31,010	6,966
	HCA Healthcare Inc.	35,972	5,400
*	Biogen Inc.	21,598	5,187
*	Centene Corp.	79,057	4,874
	Zimmer Biomet Holdings Inc.	28,248	4,212
	McKesson Corp.	22,127	3,981
	Stryker Corp.	15,158	3,538
	Baxter International Inc.	37,983	2,889
*	Viatris Inc.	164,582	2,768
*	Laboratory Corp. of America Holdings	13,288	2,655
*	Boston Scientific Corp.	80,015	2,653
*	Illumina Inc.	7,971	2,567
*	Regeneron Pharmaceuticals Inc.	4,706	2,428
	Quest Diagnostics Inc.	18,310	2,270
	Cardinal Health Inc.	39,870	2,177
	Agilent Technologies Inc.	18,093	2,115
	AmerisourceBergen Corp.	20,036	2,066

		Shares	Market Value ($000)
*	Alexion Pharmaceuticals Inc.	12,552	1,533
*	Mettler-Toledo International Inc.	1,210	1,392
	Universal Health Services Inc. Class B	10,589	1,383
*	IQVIA Holdings Inc.	8,095	1,368
*	Henry Schein Inc.	19,486	1,253
	Cerner Corp.	15,409	1,153
*	DaVita Inc.	10,278	1,129
*	Hologic Inc.	16,270	1,125
	STERIS plc	5,331	1,033
*	Varian Medical Systems Inc.	5,590	973
	Cooper Cos. Inc.	2,885	967
	Perrigo Co. plc	18,644	899
	PerkinElmer Inc.	6,568	874
*	Waters Corp.	3,205	744
*	ABIOMED Inc.	2,641	724
	DENTSPLY SIRONA Inc.	13,978	711
*	Bio-Rad Laboratories Inc. Class A	816	439
			318,551
Industrials (11.0%)
	3M Co.	78,583	13,574
	General Electric Co.	1,194,171	12,157
	Honeywell International Inc.	51,700	10,543
	FedEx Corp.	32,883	9,424
	United Parcel Service Inc. Class B	53,054	9,076
	Boeing Co.	40,535	8,541
	Union Pacific Corp.	35,192	7,182
	Raytheon Technologies Corp.	97,953	7,025
	Eaton Corp. plc	54,586	6,611
	Caterpillar Inc.	30,291	5,258
	General Dynamics Corp.	31,706	4,735
	CSX Corp.	52,184	4,699
	Johnson Controls International plc	101,496	4,673
	Deere & Co.	17,530	4,586
	Stanley Black & Decker Inc.	21,785	4,015
	Norfolk Southern Corp.	16,009	3,794
	Southwest Airlines Co.	80,480	3,729
	Delta Air Lines Inc.	87,007	3,502
	Illinois Tool Works Inc.	15,310	3,232
	Fortive Corp.	45,989	3,225
	Emerson Electric Co.	37,502	2,881
	Waste Management Inc.	22,280	2,654
	WW Grainger Inc.	6,138	2,568
	Parker-Hannifin Corp.	7,889	2,108
	Carrier Global Corp.	52,164	1,986
	Jacobs Engineering Group Inc.	17,765	1,916
	Trane Technologies plc	12,405	1,814
*	United Airlines Holdings Inc.	39,734	1,790
	Westinghouse Air Brake Technologies Corp.	24,399	1,788
	Otis Worldwide Corp.	26,083	1,746
	Rockwell Automation Inc.	6,803	1,739
	CH Robinson Worldwide Inc.	18,385	1,728
	Cummins Inc.	7,462	1,725
	Republic Services Inc.	15,472	1,496
	Textron Inc.	31,104	1,403
	IHS Markit Ltd.	13,740	1,367
	Verisk Analytics Inc.	6,862	1,361
	Snap-on Inc.	7,425	1,306
	Pentair plc	22,658	1,174

		Shares	Market Value ($000)
	Fastenal Co.	23,488	1,162
	Equifax Inc.	6,627	1,106
	American Airlines Group Inc.	74,615	1,054
	A O Smith Corp.	18,497	1,042
	Robert Half International Inc.	15,663	1,005
	Expeditors International of Washington Inc.	10,991	982
	Dover Corp.	8,038	981
	Xylem Inc.	10,057	965
	Alaska Air Group Inc.	16,830	858
	IDEX Corp.	4,432	856
	Nielsen Holdings plc	48,560	785
	Quanta Services Inc.	10,386	710
	JB Hunt Transport Services Inc.	4,665	631
	Howmet Aerospace Inc.	26,704	626
	Rollins Inc.	10,649	609
*	Ingersoll Rand Inc.	13,663	605
	Flowserve Corp.	17,706	603
	Huntington Ingalls Industries Inc.	2,276	365
			179,076
Information Technology (8.0%)
	Cisco Systems Inc.	577,529	24,845
	International Business Machines Corp.	121,497	15,007
	Fidelity National Information Services Inc.	84,528	12,545
	Intel Corp.	249,480	12,062
	Accenture plc Class A	32,112	7,999
	Texas Instruments Inc.	47,471	7,655
	Oracle Corp.	105,492	6,089
	Cognizant Technology Solutions Corp. Class A	73,972	5,779
	HP Inc.	187,356	4,109
	Global Payments Inc.	20,820	4,064
	Automatic Data Processing Inc.	22,289	3,876
	TE Connectivity Ltd.	22,523	2,567
	Corning Inc.	54,985	2,058
	Hewlett Packard Enterprise Co.	175,454	1,937
	Western Digital Corp.	41,267	1,852
	Xilinx Inc.	12,679	1,845
	Maxim Integrated Products Inc.	20,409	1,695
*	F5 Networks Inc.	8,357	1,361
	Skyworks Solutions Inc.	9,585	1,353
	Paychex Inc.	14,444	1,345
*	VeriSign Inc.	6,486	1,302
	Citrix Systems Inc.	8,105	1,004
	Juniper Networks Inc.	45,300	986
	Leidos Holdings Inc.	9,102	917
	NetApp Inc.	16,385	873
	Jack Henry & Associates Inc.	5,019	807
	DXC Technology Co.	34,604	758
	Seagate Technology plc	12,201	718
	Broadridge Financial Solutions Inc.	4,713	692
*	Akamai Technologies Inc.	6,217	644
*	Vontier Corp.	18,349	609
	NortonLifeLock Inc.	30,542	557
*	IPG Photonics Corp.	2,428	503
	FLIR Systems Inc.	9,270	354
			130,767
Materials (3.3%)
	Newmont Corp.	109,562	6,444

	Shares	Market Value ($000)
DuPont de Nemours Inc.	100,113	6,351
Linde plc	20,784	5,329
Corteva Inc.	102,122	3,913
Ecolab Inc.	16,597	3,687
LyondellBasell Industries NV Class A	35,088	2,986
International Paper Co.	53,649	2,655
Amcor plc	213,938	2,424
PPG Industries Inc.	15,784	2,317
Nucor Corp.	41,162	2,210
Freeport-McMoRan Inc.	89,155	2,085
Albemarle Corp.	14,514	1,974
Eastman Chemical Co.	18,463	1,798
Packaging Corp. of America	12,942	1,683
International Flavors & Fragrances Inc.	14,591	1,636
Westrock Co.	35,417	1,495
Ball Corp.	12,930	1,241
CF Industries Holdings Inc.	29,130	1,087
Mosaic Co.	46,986	1,032
Sealed Air Corp.	21,268	958
Avery Dennison Corp.	3,292	492
		53,797
Real Estate (3.0%)
Digital Realty Trust Inc.	36,693	4,944
Prologis Inc.	43,327	4,335
Crown Castle International Corp.	24,041	4,029
Welltower Inc.	56,924	3,585
AvalonBay Communities Inc.	19,196	3,198
Weyerhaeuser Co.	101,791	2,956
Equity Residential	46,702	2,705
Public Storage	11,612	2,606
Ventas Inc.	50,937	2,440
Simon Property Group Inc.	26,604	2,197
Realty Income Corp.	25,890	1,553
Host Hotels & Resorts Inc.	96,239	1,350
Alexandria Real Estate Equities Inc.	7,361	1,205
Healthpeak Properties Inc.	38,959	1,124
Essex Property Trust Inc.	4,443	1,093
Mid-America Apartment Communities Inc.	8,595	1,084
Iron Mountain Inc.	39,341	1,082
Boston Properties Inc.	10,836	1,064
Regency Centers Corp.	21,559	983
Kimco Realty Corp.	59,126	854
Extra Space Storage Inc.	7,390	833
Vornado Realty Trust	21,338	830
UDR Inc.	21,361	822
Duke Realty Corp.	20,762	790
Apartment Investment & Management Co. Class A	24,775	752
SL Green Realty Corp.	10,023	580
Federal Realty Investment Trust	5,429	474
		49,468
Utilities (6.3%)
Duke Energy Corp.	100,333	9,297
NextEra Energy Inc.	125,586	9,242
Dominion Energy Inc.	114,619	8,996
Southern Co.	144,086	8,623
American Electric Power Co. Inc.	67,689	5,746
Exelon Corp.	132,950	5,460

				Shares	Market Value ($000)
		Xcel Energy Inc.		71,670	4,828
		Eversource Energy		46,749	4,091
		WEC Energy Group Inc.		43,033	4,086
		Public Service Enterprise Group Inc.		68,999	4,021
		Consolidated Edison Inc.		45,611	3,478
		DTE Energy Co. Class A		26,279	3,306
		Edison International		51,591	3,166
		PPL Corp.		104,873	2,980
		Entergy Corp.		27,309	2,973
		Sempra Energy		21,704	2,767
		Ameren Corp.		33,725	2,623
		CMS Energy Corp.		39,057	2,404
		FirstEnergy Corp.		73,990	1,965
		American Water Works Co. Inc.		12,369	1,897
		AES Corp.		90,711	1,854
		Alliant Energy Corp.		34,033	1,790
		CenterPoint Energy Inc.		74,311	1,723
		Evergy Inc.		30,944	1,715
		Atmos Energy Corp.		16,817	1,613
		NiSource Inc.		52,256	1,265
		Pinnacle West Capital Corp.		15,352	1,256
					103,165
Total Common Stocks (Cost $1,548,195)					1,626,697
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund	0.109%		6,289	629
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[2]	United States Treasury Bill	0.115%	2/16/21	204	204
Total Temporary Cash Investments (Cost $833)					833
Total Investments (99.6%) (Cost $1,549,028)					1,627,530
Other Assets and Liabilities—Net (0.4%)					6,209
Net Assets (100%)					1,633,739
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $148,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	15	2,717	39

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Walmart Inc.	9/2/21	BOANA	4,163	(0.140)	421	—
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,626,697	—	—	1,626,697
Temporary Cash Investments	629	204	—	833
Total	1,627,326	204	—	1,627,530

Derivative Financial Instruments
Assets
Swap Contracts	—	421	—	421
Liabilities
Futures Contracts[1]	7	—	—	7
1	Represents variation margin on the last day of the reporting period.